STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)						1 Months Ended									3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 24, 2024	Jun. 27, 2022	Apr. 19, 2022	Apr. 14, 2022	Mar. 31, 2022	Mar. 31, 2024	Feb. 29, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Aug. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 30, 2022	Jan. 19, 2021
Class of Stock [Line Items]
Common stock, par value		$ 0.001						$ 0.001							$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock shares authorized		250,000,000						1,000,000,000							1,000,000,000	1,000,000,000		1,000,000,000	1,000,000,000
Common stock, shares outstanding								484,464,194							714,622,789	714,622,789		484,464,194	515,505,770
Preferred stock, shares authorized								10,000,000							10,000,000	10,000,000		10,000,000	10,000,000			10,000,000
Preferred stock, par value								$ 0.001							$ 0.001	$ 0.001		$ 0.001	$ 0.001			$ 0.001
Preferred stock, shares issued								0							0	0		0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																$ 0.02		$ 0.01	$ 0.02
Common stock, shares issued								484,464,194							714,622,789	714,622,789		484,464,194	515,505,770
Stock issued for services																$ 48,397	$ 87,248	$ 117,455
Issuance of restricted shares, value																		30,000
Share based compensation expense																$ 588,080
Restricted Stock [Member]
Class of Stock [Line Items]
Issuance of shares, value																		$ 30,000
Number of restricted shares issued																2,000,000		1,500,000
Stock price per share								$ 0.02							$ 0.06	$ 0.06		$ 0.02
Issuance of restricted shares, value																$ 120,000
Share based compensation expense															$ 30,000
Common Stock [Member]
Class of Stock [Line Items]
Sale of Common Stock, shares																5,407,143	11,250,000	17,291,667	1,500,000
Conversion of convertible securities, shares		485,781,168			485,781,168														485,781,168
Stock issued for services, shares			4,635,720	3,348,000												529,452	933,796	1,674,506
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 0.10	$ 0.10
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage			25.00%
Number of unregistered common shares											666,667							1,674,506
Issuance of shares, value											$ 20,000							$ 117,455
Number of restricted shares issued																		1,500,000	7,983,720
Sale of unregistered shares of common stock						3,657,143	3,657,143	5,375,000	5,375,000	5,375,000		11,250,000	11,250,000	11,250,000
Sale of unregistered shares of common stock, value						$ 256,000	$ 256,000	$ 167,500	$ 167,500	$ 167,500		$ 225,000	$ 225,000	$ 225,000
Stock price per share						$ 0.07	$ 0.07				$ 0.03	$ 0.02	$ 0.02	$ 0.02			$ 0.02			$ 0.07
Stock issued for services																$ 530	$ 934	$ 1,674
Issuance of restricted shares, value																		$ 1,500	$ 7,984
Share based compensation expense																$ 2,000
Common Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Stock price per share								$ 0.03	$ 0.03	$ 0.03								$ 0.03
Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Share price								$ 0.04	$ 0.04	$ 0.04								$ 0.04
Common Stock [Member] | Vesting Period One [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares				1,802,769
Common Stock [Member] | Vesting Period Four [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares				515,077
Bitech Mining Corporation [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, par value					$ 0.001
Conversion of convertible securities, shares					94,312,250
Share issued and outstanding percentage					100.00%
Emergen Energy L L C [Member] | Membership Interest Purchase Agreement [Member]
Class of Stock [Line Items]
Number of unregistered common shares	222,222,000
Voting interests acquired	100.00%
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																					9,000,000
Share issued and outstanding percentage		96.00%
Preferred stock, shares issued		9,000,000
Series A Preferred Stock [Member] | Bitech Mining Corporation [Member]
Class of Stock [Line Items]
Preferred stock, par value					$ 0.001
Sale of Common Stock, shares					9,000,000
Conversion of convertible securities, shares					9,000,000
Share issued and outstanding percentage					100.00%